Share-based payment Arrangement - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 158,157	₩ 158,596
Major share options transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ (439)